Other operating expense - Schedule of Detailed Information on Other Operating Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Net impairment loss on trade receivables	$ 1,498	$ 73
Restructuring and related costs	1,512	482
Acquisition related costs	773	2,857
Other operating expense	$ 3,783	$ 3,412